STOCK OPTIONS AND WARRANTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, expired/forfeited		(100,000)	(229,233)
Weighted-average exercise price, expired/forfeited
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, outstanding beginning balance	963,288	895,750	535,750
Weighted-average exercise price, outstanding beginning balance	$ 2.94	$ 2.97	$ 5.73
Remaining contractual term (years), outstanding beginning balance	8 years 25 days	5 years 8 months 1 day	9 years 8 months 26 days
Aggregate intrinsic value, outstanding beginning balance
Number of shares, granted	11,341	622,538	665,000
Weighted-average exercise price, granted	$ 4.50	$ 2.52	$ 2.38
Remaining contractual term (years), granted	5 years	9 years 5 months 1 day	5 years
Aggregate intrinsic value, granted
Number of shares, exercised
Weighted-average exercise price, exercised
Aggregate intrinsic value, exercised
Number of shares, expired/forfeited	(5,625)	(555,000)	(305,000)
Weighted-average exercise price, expired/forfeited	$ 4.50	$ 2.53	$ 6.57
Remaining contractual term (years), expired/forfeited	4 years 2 months 1 day	3 years 8 months 26 days	8 years 8 months 26 days
Aggregate intrinsic value, expired/forfeited
Number of shares outstanding ending balance	969,004	963,288	895,750
Weighted-average exercise price outstanding ending balance	$ 2.94	$ 2.94	$ 2.97
Remaining contractual term (years) outstanding ending balance	7 years 9 months 18 days	8 years 25 days
Aggregate intrinsic value outstanding ending balance	$ 203,000
Number of shares, exercisable	507,393	402,077
Weighted-average exercise price, exercisable	$ 3.30	$ 3.53
Remaining contractual term (years) outstanding, exercisable	7 years 6 months 7 days	7 years 5 months 26 days
Aggregate intrinsic value, exercisable	$ 87,000